Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	$ 38,633
Acquisition costs - cash
Balance at the end of the year	39,103	38,633
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	720	602
Acquisition costs - cash	22	118
Impairment	(83)
Balance at the end of the year	659	720
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	298
Acquisition costs - cash	10
Impairment
Balance at the end of the year	308	298
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	230
Acquisition costs - cash	8
Impairment
Balance at the end of the year	238	230
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash
Impairment
Balance at the end of the year	42	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	83
Acquisition costs - cash
Impairment	(83)
Balance at the end of the year		83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	14
Acquisition costs - cash
Impairment
Balance at the end of the year	14	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	11	8
Acquisition costs - cash		3
Impairment
Balance at the end of the year	11	11
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash	4
Impairment
Balance at the end of the year	46	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	298	288
Acquisition costs - cash		10
Balance at the end of the year		298
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	230	222
Acquisition costs - cash		8
Balance at the end of the year		230
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash
Balance at the end of the year		42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	83
Acquisition costs - cash		83
Balance at the end of the year		83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	14
Acquisition costs - cash		14
Balance at the end of the year		14
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	37,913	63,877
Administration	12	14
Corporate social responsibility		3
Property maintenance	37	31
Drilling	215	261
Environment, health & safety		8
Geology	242	200
Geophysics	105	39
Helicopter charter aircraft (recovery)	8	(21)
Camp site cleanup	267
Infrastructure		11
Impairment	(355)	(26,510)
Increase in exploration and evaluation assets	531	(25,964)
Balance at the end of the year	38,445	37,913
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,498
Administration	2
Property maintenance	6
Drilling
Geology	21
Geophysics	2
Helicopter charter aircraft (recovery)
Camp site cleanup
Impairment
Increase in exploration and evaluation assets	31
Balance at the end of the year	1,529	1,498
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	233
Administration	1
Property maintenance	5
Drilling
Geology	13
Geophysics
Camp site cleanup
Impairment
Increase in exploration and evaluation assets	19
Balance at the end of the year	252	233
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	39
Administration
Property maintenance	1
Drilling	5
Geology	69
Geophysics	28
Helicopter charter aircraft (recovery)
Camp site cleanup
Impairment
Increase in exploration and evaluation assets	103
Balance at the end of the year	142	39
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	33
Administration
Property maintenance
Drilling	167
Geology	83
Geophysics	72
Helicopter charter aircraft (recovery)
Camp site cleanup
Impairment	(355)
Increase in exploration and evaluation assets	(33)
Balance at the end of the year		33
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	13
Administration
Property maintenance
Drilling
Geology
Geophysics
Helicopter charter aircraft (recovery)
Camp site cleanup
Increase in exploration and evaluation assets
Balance at the end of the year	13	13
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	(11)
Administration
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology
Geophysics
Helicopter charter aircraft (recovery)
Camp site cleanup
Infrastructure
Impairment		(11)
Increase in exploration and evaluation assets		(11)
Balance at the end of the year		(11)
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36,108	62,215
Administration	9	12
Corporate social responsibility
Property maintenance	25	17
Drilling	43	197
Environment, health & safety		8
Geology	56	140
Geophysics	3	28
Helicopter charter aircraft (recovery)	8	(21)
Camp site cleanup	267
Infrastructure		11
Impairment		(26,499)
Increase in exploration and evaluation assets	411	(26,107)
Balance at the end of the year	36,519	36,108
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,498	1,431
Administration		1
Corporate social responsibility		2
Property maintenance		7
Drilling		32
Environment, health & safety
Geology		24
Geophysics		1
Helicopter charter aircraft (recovery)
Infrastructure
Impairment
Increase in exploration and evaluation assets		67
Balance at the end of the year		1,498
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	233	209
Administration		1
Corporate social responsibility		1
Property maintenance		7
Drilling
Environment, health & safety
Geology		14
Geophysics		1
Helicopter charter aircraft (recovery)
Infrastructure
Impairment
Increase in exploration and evaluation assets		24
Balance at the end of the year		233
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	39	22
Administration
Corporate social responsibility
Property maintenance
Drilling		12
Environment, health & safety
Geology		1
Geophysics		4
Helicopter charter aircraft (recovery)
Infrastructure
Impairment
Increase in exploration and evaluation assets		17
Balance at the end of the year		39
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	33
Administration
Corporate social responsibility
Property maintenance
Drilling		15
Environment, health & safety
Geology		15
Geophysics		3
Helicopter charter aircraft (recovery)
Infrastructure
Impairment
Increase in exploration and evaluation assets		33
Balance at the end of the year		33
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	$ 13
Administration
Corporate social responsibility
Property maintenance
Drilling		5
Environment, health & safety
Geology		6
Geophysics		2
Helicopter charter aircraft (recovery)
Increase in exploration and evaluation assets		13
Balance at the end of the year		$ 13